Stockholders' Equity (10K) (Details 9) - shares shares in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Class of Warrant or Right [Line Items]
Warrants issued in connection with Notes				18
Warrants issued with purchase of Series D Preferred			17	16
Warrants issued in the Series D Preferred exchange				8
Warrants issued with line of credit			9
Contingent Warrants issued			97
Number of warrants issued	32	100	123	42
Related Party [Member]
Class of Warrant or Right [Line Items]
Warrants issued in connection with Notes				16
Warrants issued with purchase of Series D Preferred			5	8
Warrants issued in the Series D Preferred exchange				2
Contingent Warrants issued			27
Number of warrants issued			32	26
Other Holders [Member]
Class of Warrant or Right [Line Items]
Warrants issued in connection with Notes				2
Warrants issued with purchase of Series D Preferred			12	8
Warrants issued in the Series D Preferred exchange				6
Warrants issued with line of credit			9
Contingent Warrants issued			70
Number of warrants issued			91	16